Schedule I, Condensed Financial Statements	12 Months Ended
Dec. 31, 2017
Schedule I, Condensed Financial Statements [Abstract]
Schedule I, Condensed Financial Statements
Appendix V (Schedule I)
Condensed Financial Statements of Atlantica Yield plc
Condensed statements of financial position of Atlantica Yield Plc.
– Amounts in thousands of usd –

	As of December 31,
	2017	2016
Assets
Investment in affiliates	2,044,967	2,035,598
Loans to affiliates	647,911	704,916
Cash and cash equivalents	148,525	122,154
Other assets	3,704	23,936
Total assets	2,845,107	2,886,604

Liabilities and Equity
Borrowings	386,616	412,839
Notes and bonds	256,468	255,362
Intercompany liabilities	103,796	54,687
Other Liabilities	11,168	10,296
Total Liabilities	758,048	733,184

Common Stock	10,022	10,022
Additional paid-in capital	1,981,881	1,981,881
Distributable reserves	42,410	116,375
Other reserves	181	13,879
Accumulated gains (losses)-net	52,565	31,263
Total shareholders’s equity	2,087,059	2,153,420
Total liabilities and equities	2,845,107	2,886,604

Condensed income statements of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2017	2016	2015
Income from
Services	123,944	114,653	65,170
Other financial income	17,419	8	194
Total income	141,363	114,661	65,364
Expenses
Other operating expenses	(21,173)	(26,132)	(10,005)
Interest	(46,292)	(35,615)	(27,783)
Other financial expenses	(21,333)	(21,651)	(246,982)
Total expenses	(88,798)	(83,398)	(284,770)
Income/(Loss) before income taxes	52,565	31,263	(219,406)
Income tax benefits/(expense)	-	-	(209)
Profit/(Loss) for the year	52,565	31,263	(219,615)

Other comprehensive income statement of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2017	2016	2015

Profit/(loss) for the year	52,565	31,263	(219,615)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(13,666)	7,213	3,683
Net income/(expenses) recognized directly in equity	(13,666)	7,213	3,683
Cash flow hedges	(32)	2,321	662
Transfer to income statement	(32)	2,321	662
Other comprehensive income/(loss) for the year	(13,698)	9,534	4,345
Total comprehensive income/(loss) for the year	38,867	40,797	(215,270)

Condensed cash flow statements of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2017	2016	2015
Cash Flow from operating activities	34,937	5,911	(15,943)
Cash Flow—investing activities
Decrease (increase) in investment and advance to affiliates	151,033	97,341	(939,503)

Net decrease (increase) in other assets	-	-	(157)

Cash (used for)/provided by investing activities	151,033	97,341	(939,660)
Cash Flow—financing activities
Net increase/(decrease) in borrowings and other liabilities	(64,754)	-	310,462

Dividend paid to shareowner	(94,845)	(26,585)	(128,859)

Capital increase and other	-	-	664,120

Cash from financing activities	(159,599)	(26,585)	845,723

Increase (decrease) in cash and cash equivalents during the year	26,371	76,667	(109,880)

Cash and cash equivalent at the beginning of the year	122,154	45,487	155,367

Cash and cash equivalent at the end of the year	148,525	122,154	45,487

Notes to the Condensed Financial Statements

Schedule I has been provided pursuant to the requirements of Rule 12- 04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, change in financial position, results of operations of Atlantica Yield plc, other comprehensive income statement and cash flow statement as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation.

a)
The presentation of Atlantica Yield plc stands alone condensed financial statement has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, the Company records its investment in subsidiaries under the cost method of accounting and that financial income from credits to companies in the group are recorded under Income from services, given that the company is a holding and this type of service is part of its primary activity. Such investments are presented on the statements of financial position as “Investment in and loans to affiliates” at cost less any identified impairment loss.

b)
As of December 31, 2017, 2016 and 2015 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

c)
For the year ended December 31, 2017, 2016 and 2015, cash dividend of $10,383 thousand, $29,737 thousand and $18,400 thousand were declared to the Company by its consolidated subsidiaries or associates, respectively.

Reconciliation of the stand-alone to consolidated financial statements of Atlantica Yield Plc.

	For the year ended december 31,
Profit/(Loss) Reconciliation
	2017	2016	2015
Stand-alone—IFRS profit/(loss) for the period	52,565	31,263	(219,615)
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	(164,369)	(36,118)	10,610
Consolidated IFRS profit/(loss) for the period attributable to Atlantica Yield plc	(111,804)	(4,855)	(209,005)

Equity Reconciliation	As of December 31,
	2017	2016	2015

Stand-alone—IFRS shareholders equity	2,087,059	2,153,420	2,158,021
Additional shareholders equity if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	(191,606)	(194,309)	(134,520)
Consolidated IFRS shareholders equity	1,895,453	1,959,111	2,023,501